Right-of-Use Assets and Lease Liabilities - Schedule of Supplemental Cash Flow Information Related to Operating Lease (Details) (10-K) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 20, 2017	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 26,838	$ 85,416	$ 256,248	$ 334,203